Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 4,828	¥ 6,102	¥ 13,383	¥ 15,875
Post-modification outstanding recorded investment	4,050	4,973	11,131	12,877
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	571	933	1,624	1,380
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	3,079	3,961	9,187	9,873
Post-modification outstanding recorded investment	2,301	2,832	6,935	6,876
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	444	933	1,497	1,380
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		10	16	61
Post-modification outstanding recorded investment		5	14	30
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	477	552	1,422	1,624
Post-modification outstanding recorded investment	364	363	1,052	1,055
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	4	20	7	23
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,602	3,399	7,749	8,188
Post-modification outstanding recorded investment	1,937	2,464	5,869	5,791
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	440	913	1,490	1,357
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,749	2,141	4,196	6,002
Post-modification outstanding recorded investment	1,749	2,141	4,196	6,001
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	127		127
Corporate borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,409
Post-modification outstanding recorded investment	1,409
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		2,141	3,856	6,002
Post-modification outstanding recorded investment		¥ 2,141	3,856	¥ 6,001
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	127		¥ 127
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	340				¥ 340
Post-modification outstanding recorded investment	¥ 340				¥ 340